Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

Note 15—Subsequent Events

Management has evaluated subsequent events and believes that there are no events that would have a material impact on the aforementioned financial statements and related disclosures, except for the amendment to the Revolving Credit Facility in January 2015 and redetermination of the borrowing base in March 2015 (refer Note 8—Debt) and the Private Placement of Common Stock that closed in January 2015 (refer Note 10—Equity).